SCHEDULE OF FAIR VALUE ASSUMPTIONS USED IN VALUATION OF SHARE RIGHTS (Details) - $ / shares		Sep. 30, 2025	Jan. 21, 2025	Dec. 31, 2024
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation of share rights issued		$ 10.00		$ 10.00
Measurement Input Market Adjustment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market adjustment	[1]		10.00%
IPO [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation of share rights issued			$ 0.083
IPO [Member] | Measurement Input Underlying Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation of share rights issued			9.91
IPO [Member] | Measurement Input Pre-Adjusted Value Per Share Right [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation of share rights issued			$ 0.83

[1]	Market adjustment reflects additional factors not fully captured by low volatility selection, which may include likelihood of a Business Combination occurring, market perception of lack of available or suitable targets, or possible post-acquisition decline of stock price prior to beginning of the exercise period. The adjustment is determined by comparing traded right prices to simulated model outputs. The market adjustment was determined by calibrating traded Share Rights prices as of the valuation dates.